Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Warrant price				$ 0.01
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Warrants outstanding, ending		1,084,725	1,084,725
Weighted average exercise price, granted	$ 3.72	$ 3.37	$ 2.78
Warrants expired	29,183	6,976	212,933
Weighted average exercise price, expired	$ 4.08	$ 4.08	$ 3.96
Warrants outstanding, beginning	1,084,725	1,084,725	844,000
Warrants expired	(29,183)	(6,976)	(212,933)
Warrants outstanding, ending		1,084,725	1,084,725
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member] | Warrant [Member]
Warrants outstanding, ending		1,084,725
Warrant price		$ 30.00	$ 30.00
Warrants granted			240,725
Weighted average exercise price, granted			$ 30.00
Warrants exercised	1,083,008
Weighted average exercise price, exercised	$ 30.00
Warrants expired	1,717
Weighted average exercise price, expired	$ 30.00
Warrants outstanding, beginning	1,084,725
Weighted average exercise price, beginning	$ 30.00	$ 30.00	$ 30.00
Warrants exercised	(1,083,008)
Warrants expired	(1,717)
Warrants outstanding, ending		1,084,725
Weighted average exercise price, ending		$ 30.00	$ 30.00